Income Taxes - Sale of New Jersey Net Operating Losses (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2022	Jan. 31, 2021	Jan. 31, 2018	Dec. 31, 2022	Mar. 31, 2022
Sale of New Jersey Net Operating Losses
Additional cash benefit received	$ 4.7
New Jersey
Sale of New Jersey Net Operating Losses
Net proceeds from sale of NOL and tax credit				$ 4.7
Sale of unused NOLs | New Jersey
Sale of New Jersey Net Operating Losses
Maximum lifetime benefit under the Program		$ 20.0	$ 15.0
Sale of unused NOLs | New Jersey | Minimum
Sale of New Jersey Net Operating Losses
Allowable sale of unused tax benefits as a percentage of total value			80.00%
Net Operating Losses | New Jersey
Sale of New Jersey Net Operating Losses
NOLs					$ 44.3
Research and Development. | New Jersey
Sale of New Jersey Net Operating Losses
NOLs					$ 1.0